Vanguard SP 500 Value Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.29%	10.49%	10.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	9.80%	9.29%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	8.12%	7.96%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.19%	10.38%	9.88%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	10.38%	9.88%